Prepaid expenses (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Sep. 30, 2024
Prepaid expenses
Prepaid expenses	$ 1,671	$ 612
Prepaid insurance	5	54
Prepaid purchases	8,122	6,981
Total	$ 9,798	$ 7,647